SCHEDULE OF OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities	$ 531	$ 532	$ 735
Employees And Related Institutions [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		39	60
Accrued Expenses [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		486	634
Operating Lease Liabilities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Other liabilities		$ 7	$ 41